Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 23.8%
4,157	iShares Core S&P 500 ETF	$ 1,458,151	13 .5
4,331	iShares Core S&P Small-Cap ETF	320,364	3 .0
1,549	iShares Russell Mid-Cap Growth ETF	271,942	2 .5
1,045	Vanguard Russell 1000 Growth ETF	244,823	2 .3
2,497	Vanguard Value ETF	268,752	2 .5

	Total Exchange-Traded Funds
	(Cost $2,239,116)	2,564,032	23 .8

MUTUAL FUNDS: 76.2%
	Affiliated Investment Companies: 51.1%
20,290	Voya Intermediate Bond Fund - Class P3	218,120	2 .0
13,275	Voya Large Cap Growth Fund - Class P3	790,637	7 .3
59,865	Voya Large Cap Value Fund - Class P3	697,427	6 .5
55,821	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	746,333	6 .9
139,172	Voya Multi-Manager International Equity Fund - Class P3	1,665,885	15 .4
95,343	Voya Multi-Manager International Factors Fund - Class P3	917,199	8 .5
31,034	Voya Multi-Manager Mid Cap Value Fund - Class P3	268,132	2 .5
15,575	Voya Small Company Fund - Class P3	214,783	2 .0
		5,518,516	51 .1

	Unaffiliated Investment Companies: 25.1%
69,717	TIAA-CREF S&P 500 Index Fund - Class I	2,706,410	25 .1

	Total Mutual Funds
	(Cost $7,293,062)	8,224,926	76 .2

	Total Investments in Securities (Cost $9,532,178)	$ 10,788,958	100 .0
	Assets in Excess of Other Liabilities	1,522	0 .0
	Net Assets	$ 10,790,480	100 .0

Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,564,032	$–	$–	$2,564,032
Mutual Funds	8,224,926	–	–	8,224,926
Total Investments, at fair value	$10,788,958	$–	$–	$10,788,958

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2020, where the following issuers were considered an affiliate:

	Beginning Fair Value at 5/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 8/31/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Issuer
Voya Intermediate Bond Fund - Class P3	$326,422	$81,278	$(190,405)	$825	$218,120	$2,421	$5,550	$-
Voya Large Cap Growth Fund - Class P3	633,239	132,260	(83,926)	109,064	790,637	-	10,774	-
Voya Large Cap Value Fund - Class P3	553,776	114,575	(14,631)	43,707	697,427	3,009	(935)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	514,872	168,735	(42,772)	105,498	746,333	-	104	-
Voya Multi-Manager International Equity Fund - Class P3	1,351,540	184,064	(72,573)	202,854	1,665,885	-	4,660	-
Voya Multi-Manager International Factors Fund - Class P3	732,344	110,950	(22,622)	96,527	917,199	-	743	-
Voya Multi-Manager Mid Cap Value Fund - Class P3	215,978	37,756	(4,273)	18,671	268,132	-	(469)	-
Voya Small Company Fund - Class P3	172,948	52,241	(31,796)	21,390	214,783	-	(3,895)	-
	$4,501,119	$881,859	$(462,998)	$598,536	$5,518,516	$5,430	$16,532	$-

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At August 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $9,665,290.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,272,383
Gross Unrealized Depreciation	(148,715)
Net Unrealized Appreciation	$1,123,668